Effects of Derivative Instruments on Consolidated Statements of Income (Detail)	12 Months Ended
	Mar. 31, 2010 JPY (¥)	Mar. 31, 2010 Interest rate swaps, cross-currency swaps and interest rate cap agreements Other income (expenses), net JPY (¥)	Mar. 31, 2012 Cash Flow Hedging USD ($)		Mar. 31, 2012 Cash Flow Hedging JPY (¥)		Mar. 31, 2011 Cash Flow Hedging JPY (¥)		Mar. 31, 2010 Cash Flow Hedging JPY (¥)		Mar. 31, 2012 Cash Flow Hedging Interest rate swaps, cross-currency swaps and interest rate cap agreements USD ($)		Mar. 31, 2012 Cash Flow Hedging Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)		Mar. 31, 2011 Cash Flow Hedging Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)		Mar. 31, 2010 Cash Flow Hedging Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)		Mar. 31, 2012 Cash Flow Hedging Forward contracts Other income (expenses), net USD ($)		Mar. 31, 2012 Cash Flow Hedging Forward contracts Other income (expenses), net JPY (¥)		Mar. 31, 2011 Cash Flow Hedging Forward contracts Other income (expenses), net JPY (¥)		Mar. 31, 2010 Cash Flow Hedging Forward contracts Other income (expenses), net JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in income on derivatives	¥ (270,000,000)	¥ (270,000,000)
Amount of gains (losses) recognized in income on hedged items	355,000,000	355,000,000
Amount of gains (losses) recognized in OCI on derivatives			8,110,000	[1]	665,000,000	[1]	7,315,000,000	[1]	2,121,000,000	[1]					120,000,000	[1]	1,758,000,000	[1]	8,110,000	[1]	665,000,000	[1]	7,195,000,000	[1]	363,000,000	[1]
Amount of gains (losses) reclassified from accumulated OCI into income			35,024,000	[1]	2,872,000,000	[1]	7,475,000,000	[1]	621,000,000	[1]	2,768,000	[1]	227,000,000	[1]			89,000,000	[1]	32,256,000	[1]	2,645,000,000	[1]	7,475,000,000	[1]	532,000,000	[1]
Amount of gains (losses) recognized in income on derivatives

[1]	OCI stands for other comprehensive income (loss).